Retirement Benefits	12 Months Ended
Aug. 31, 2012
Retirement Benefits [Abstract]
Retirement Benefits
(14)           Retirement Benefits

The principal retirement plan for employees is the Walgreen Profit-Sharing Retirement Trust, to which both the Company and participating employees contribute.  The Company's contribution, which has historically related to FIFO earnings before interest and taxes  and a portion of which is in the form of a guaranteed match, is determined annually at the discretion of the Board of Directors.  The profit-sharing provision was $283 million in fiscal 2012, $382 million in fiscal 2011 and $300 million in fiscal 2010.  The Company's contributions were $372 million in fiscal 2012, $322 million in fiscal 2011 and $293 million in fiscal 2010.

The Company provides certain health insurance benefits for retired employees who meet eligibility requirements, including age, years of service and date of hire.  The costs of these benefits are accrued over the service life of the employee. In fiscal 2012, the Company amended its prescription drug program for certain Medicare-eligible retirees to a group-based Company sponsored Medicare Part D program, or  employer group waiver program, effective January 1, 2013.  The Company's postretirement health benefit plan is not funded.

Components of net periodic benefit costs (in millions):

	2012	2011	2010
Service cost	$13	$15	$11
Interest cost	22	22	20
Amortization of actuarial loss	8	14	7
Amortization of prior service cost	(10)	(10)	(10)
Total postretirement benefit cost	$33	$41	$28

Change in benefit obligation (in millions):

	2012	2011
Benefit obligation at September 1	$407	$441
Service cost	13	15
Interest cost	22	22
Amendments	(139)	-
Actuarial (gain) loss	52	(57)
Benefit payments	(18)	(18)
Participants’ contributions	5	4
Benefit obligation at August 31	$342	$407

Change in plan assets (in millions):

	2012	2011
Plan assets at fair value at September 1	$-	$-
Plan participants’ contributions	5	4
Employer contributions	13	14
Benefits paid	(18)	(18)
Plan assets at fair value at August 31	$-	$-

Funded status (in millions):

	2012	2011
Funded status	$(342)	$(407)
Unrecognized actuarial gain	-	-
Unrecognized prior service cost	-	-
Accrued benefit cost at August 31	$(342)	$(407)

Amounts recognized in the Consolidated Balance Sheets (in millions):

	2012	2011
Current liabilities (present value of expected 2013 net benefit payments)	$(10)	$(11)
Non-current liabilities	(332)	(396)
Net liability recognized at August 31	$(342)	$(407)

Amounts recognized in accumulated other comprehensive (income) loss (in millions):

	2012	2011
Prior service credit	$(250)	$(121)
Net actuarial loss	161	117

Amounts expected to be recognized as components of net periodic costs for fiscal year 2013 (in millions):

2013
Prior service credit	$(22)
Net actuarial loss	11

The measurement date used to determine postretirement benefits is August 31.

The discount rate assumption used to compute the postretirement benefit obligation at year-end was 4.15% for 2012 and 5.40% for 2011.  The discount rate assumption used to determine net periodic benefit cost was 5.40%, 4.95% and 6.15% for fiscal years ending 2012, 2011 and 2010, respectively.  The consumer price index assumption used to compute the postretirement benefit obligation was 2.00% for 2012 and 2011.

Future benefit costs were estimated assuming medical costs would increase at a 7.25% annual rate, gradually decreasing to 5.25% over the next ten years and then remaining at a 5.25% annual growth rate thereafter.  A one percentage point change in the assumed medical cost trend rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on service and interest cost	$(1)	$2
Effect on postretirement obligation	(2)	12

Estimated future benefit payments and federal subsidy are as follows (in millions):

	Estimated Future Benefit Payments	Estimated Federal Subsidy
2013	$10	$-
2014	12	-
2015	13	-
2016	15	-
2017	16	-
2018-2022	107	1